Long-term investment	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-term investment

5 Long-term investment

Orangekloud Investments Pte Ltd Invested S$1,000,000 for 20,588 new ordinary shares issued November 11, 2024, representing a 3.23% equity interest of Evvo Labs Pte Ltd, a cybersecurity company in Singapore, which was accounted for at fair value. This strategic investment would enable the Company to leverage Evvo Labs’ cybersecurity capabilities to elevate ORKT’s offerings of digital transformation solutions, benefitting the Company’s end-user enterprise customers.